COMMON STOCK AND NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
NOTE 14 - COMMON STOCK AND NON-CONTROLLING INTEREST

Common stock
The Company has 100,000,000 shares of common stock ($0.0001 par value) authorized, of which 34,756,980 were issued at December 31, 2014. Amounts pertaining to 2013 have been retroactively adjusted to reflect the legal capital of the Company.

During 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”). The purpose of the 2014 Plan is to assist in attracting, retaining, motivating, and rewarding certain key employees, officers, directors, and consultants of the Company and its affiliates and promoting the creation of long-term value for our shareholders by closely aligning the interests of such individuals with those of such shareholders. The 2014 Plan authorizes the award of share-based incentives to encourage eligible employees, officers, directors, and consultants to expend maximum effort in the creation of shareholder value.

During the fiscal year ending December 31, 2014, our board of directors established a compensation program for non-employee directors. Under this program, these non-employee directors will receive a combination of cash compensation and restricted shares of our common stock as payment for services rendered as such members. Members of our board of directors who are not our employees received 10,000 restricted shares of our common stock pursuant to the 2014 Plan on December 30, 2014 and will receive $25,000 cash as payment for services rendered for the annual period ending September 30, 2015. Restricted shares vest at the rate of 50% after one year and the remaining 50% after two years. All restricted shares granted on December 30, 2014 will be forfeited if the non-employee director does not serve until the Company’s 2015 annual meeting of shareholders, except in the event of death of the non-employee director.

Dividends on common stock are recorded when declared by the Board of Directors.

Dividends
On December 31, 2013, the Company declared a common stock dividend of $12,700,000 ($145.43 per share), of which $4,544,730 was recorded as a decrease in additional paid-in capital, reducing the balance to zero, and the remainder, $8,155,270 was recorded as a reduction in retained earnings. The preferred shareholders’ pro rata share of the dividend was more than 8% of the weighted average preferred shares outstanding. Accordingly, the preferred shareholders were entitled to their pro rata share of the common stock dividend, which amounted to approximately $6,288,000. The outstanding dividend was converted to preferred stock in connection with the Mergers.

Prior to the January 2013 Transaction, Odyssey and Orion declared dividends totaling $2,162,938 in order to distribute all retained earnings, of which $1,081,469 (50%) eliminates in consolidation. The remaining amount payable to noncontrolling interest of $904,803 is included as dividend payable in the consolidated balance sheets at December 31, 2013.

Dividends payable consist of the following:

		2012
	2008	common	2012	2013	2013	2014
	common	stock	preferred	common	Odyssey	preferred
	stock	special	stock catch-	stock	and Orion	stock
	dividend	dividend	up dividend	dividend	dividend	dividend	Total
Balance at December 31, 2012	$2,774,125	$6,898,575	$167,305	$-	$-	$-	$9,840,005
Gross amount of dividend accrued	-	-	-	12,700,000	1,081,469	-	13,781,469
Paid in kind	-	-	(167,305)	-	-	-	(167,305)
Paid in cash	(100,000)	-	-	-	(176,666)	-	(276,666)
Balance at December 31, 2013	2,674,125	6,898,575	-	12,700,000	904,803	-	23,177,503
Gross amount of dividend accrued	-	-	-	-	-	6,303,747	6,303,747
Paid in kind	-	(3,964,218)	-	(6,288,460)	-	(6,303,747)	(16,556,425)
Paid in cash	(100,000)	-	-	-	-	-	(100,000)
Balance at December 31, 2014	$2,574,125	$2,934,357	$-	$6,411,540	$904,803	$-	$12,824,825

Non-controlling interest
Amounts pertaining to the non-controlling ownership interest held by third parties in the financial position and operating results of the Company’s subsidiaries and/or consolidated VIEs are reported as non-controlling interest in the accompanying consolidated balance sheets. The non-controlling ownership interest attributable to NBH is an accumulated deficit of approximately $1,895,000 and stockholders’ equity of $2,101,000 as of December 31, 2014 and 2013, respectively. The non-controlling ownership interest attributable to NBHC and its wholly-owned shipowning subsidiaries amounts to approximately $3,920,000 and $18,760,000 at December 31, 2014 and 2013, respectively. The non-controlling interest attributable to Bulk Cajun was approximately $524,000 and $543,000 at December 31, 2014 and 2013, respectively.

Non-controlling interest attributable to BVH was approximately $18,000 and $(7,000), respectively at December 31, 2014 and 2013.